Financial gain (loss)	12 Months Ended
Dec. 31, 2024
Financial Income (Loss) [Abstract]
Financial gain (loss)	Financial gain (loss)
The financial loss breaks down as follows:

(amounts in thousands of euros)
FINANCIAL GAIN (LOSS)	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024
Interest on Kreos 1 & 2 straight bond loans	(3,737)	(760)	(5,800)
Interest on convertible loan notes	(2,641)	(3,935)	(5,691)
Interest on conditional advances	(196)	(176)	(85)
Interest on royalty certificates	(356)	(8,942)	(794)
Interest on lease liabilities	(10)	(13)	(61)
Increase in derivatives fair value	—	(3,046)	(1,462)
Increase in other liabilities at fair value through profit and loss	—	—	(1,367)
Loss on derecognition of financial liabilities	—	(3,431)	—
Transaction costs	—	(1,924)	(1,615)
Foreign exchange losses	—	(5,573)	(51)
Other	(83)	(73)	(64)
Financial expenses	(7,022)	(27,875)	(16,991)
Interest income	—	2,418	8,246
Decrease/(increase) in derivatives fair value	9,366	1,006	1,413
Decrease/(increase) in other liabilities at fair value through profit and loss	1,446	3,198	—
Effect of unwinding the discount related to advances made to CROs	—	355	710
Day-one gain on recognition of financial liabilities	—	212	590
Gain on derecognition of financial liabilities	—	192	—
Foreign exchange gains	—	—	2,774
Other financial income	306	130	—
Financial income	11,118	7,511	13,732
Financial gain (loss)	4,096	(20,364)	(3,258)
Increases and decreases in the fair value of derivatives are detailed in Notes 15.1, 15.3, 15.5 and 15.12.
Increases and decreases in other liabilities at FVTPL relate to the Prosynergia earn-out liability for the year ended December 31, 2022
(see Note 15.9) and the Heights notes for the years ended December 31, 2023 and 2024 (see Note 15.2).
Interests on royalty certificates are detailed in Note 15.10.
Transaction costs for the year ended December 31, 2023 mainly relate to Heights notes, and transaction costs for the year ended
December 31, 2024 mainly relate to the amortization of the prepaid expenses related to the transaction costs of the Kreos / Claret tranche C bond loans (see Note 15.1).
Gains and losses on the recognition and derecognition of financial liabilities are set forth in Notes 15.2. to 15.5.
Interest income mainly relates to the invested proceeds from the Group's Global Offering and the Kreos / Claret and Heights
Financings.
Foreign exchange losses for the year ended December 31, 2023 mainly relate to the translation of cash and cash equivalents held in
U.S. dollars into the Group's presentation currency as of December 31, 2023 (see Note 11), resulting in a loss of €3,196 thousand, and to a €1,488 thousand loss resulting from foreign exchange operations.
Foreign exchange gains for the year ended December 31, 2024 mainly relate to the translation of cash and cash equivalents held in
U.S. dollars into the Group's presentation currency as of December 31, 2024 (see Note 11), resulting in a gain of €2,035 thousand, and to a €714 thousand gain resulting from foreign exchange operations.